Fair Value of Financial Instruments - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	$ 97,646	$ 85,903	$ 101,486
FVTPL Securities	13,790	13,704	12,280
FVOCI Securities	74,101	64,515	66,696
Business and Government Loans	230,903	227,609	207,765
Derivative Assets
Derivative Assets	22,035	22,144	21,633
Derivative Liabilities
Derivative Liabilities	23,231	23,598	$ 23,188
Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	97,646	85,903
FVTPL Securities	13,790	13,704
FVOCI Securities	74,101	64,515
Business and Government Loans	3,442	2,178
Securities sold but not yet purchased	27,562	26,253
Structured note liabilities and other note liabilities	16,690	15,829
Annuity liabilities	1,117	1,043
Fair value liabilities	45,369	43,125
Derivative Assets
Derivative Assets	22,035	22,144
Derivative Liabilities
Derivative Liabilities	23,231	23,598
Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	7,455	8,330
FVTPL Securities	651	517
FVOCI Securities	13,508	11,944
Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	7,255	7,527
FVTPL Securities	1,311	1,279
FVOCI Securities	5,718	6,012
Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	12,764	8,763
FVTPL Securities	51	48
FVOCI Securities	22,707	15,975
Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	362	674
FVOCI Securities	3,947	4,161
Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,204	1,585
FVTPL Securities	74	49
FVOCI Securities	7,220	7,335
Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	13,257	11,046
FVTPL Securities	4	5
FVOCI Securities	15,696	14,000
Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	7,715	7,718
FVTPL Securities	8,096	8,217
FVOCI Securities	5,224	5,007
Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	55	103
Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	47,579	40,157
FVTPL Securities	3,603	3,589
FVOCI Securities	81	81
Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	10,458	10,457
Derivative Liabilities
Derivative Liabilities	7,866	7,954
Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	8,585	9,269
Derivative Liabilities
Derivative Liabilities	9,767	10,863
Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	1,148	1,146
Derivative Liabilities
Derivative Liabilities	2,307	1,680
Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	1,843	1,223
Derivative Liabilities
Derivative Liabilities	3,274	2,999
Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	1	49
Derivative Liabilities
Derivative Liabilities	17	102
Valued using quoted market prices [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	71,274	62,556
FVTPL Securities	2,433	2,456
FVOCI Securities	41,013	36,636
Securities sold but not yet purchased	20,428	22,393
Fair value liabilities	20,428	22,393
Derivative Assets
Derivative Assets	621	576
Derivative Liabilities
Derivative Liabilities	283	352
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	5,868	6,959
FVTPL Securities	535	410
FVOCI Securities	11,905	11,168
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2,759	3,871
FVTPL Securities	123	364
FVOCI Securities	3,470	3,798
Valued using quoted market prices [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	11,429	8,001
FVOCI Securities	20,213	15,068
Valued using quoted market prices [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	31	48
FVOCI Securities	32	1
Valued using quoted market prices [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	870	888
FVOCI Securities	3,007	4,396
Valued using quoted market prices [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		14
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2,740	2,620
FVTPL Securities	89	146
FVOCI Securities	2,386	2,205
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	47,577	40,155
FVTPL Securities	1,686	1,536
Valued using quoted market prices [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	48	14
Derivative Liabilities
Derivative Liabilities	36	11
Valued using quoted market prices [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	4	7
Derivative Liabilities
Derivative Liabilities	15	20
Valued using quoted market prices [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	236	329
Derivative Liabilities
Derivative Liabilities	232	218
Valued using quoted market prices [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	333	226
Derivative Liabilities
Derivative Liabilities		103
Valued using models (with observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	25,827	22,802
FVTPL Securities	9,446	9,264
FVOCI Securities	33,006	27,797
Business and Government Loans	1,881	442
Securities sold but not yet purchased	7,134	3,860
Structured note liabilities and other note liabilities	16,690	15,829
Annuity liabilities	1,117	1,043
Fair value liabilities	24,941	20,732
Derivative Assets
Derivative Assets	21,414	21,568
Derivative Liabilities
Derivative Liabilities	22,947	23,245
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,587	1,371
FVTPL Securities	116	107
FVOCI Securities	1,603	776
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	4,496	3,656
FVTPL Securities	1,188	915
FVOCI Securities	2,248	2,214
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,335	762
FVTPL Securities	51	48
FVOCI Securities	2,494	907
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	331	626
FVOCI Securities	3,914	4,159
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	334	697
FVTPL Securities	74	49
FVOCI Securities	4,213	2,939
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	12,717	10,494
FVTPL Securities	4	5
FVOCI Securities	15,696	14,000
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	4,970	5,091
FVTPL Securities	8,007	8,071
FVOCI Securities	2,838	2,802
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	55	103
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2	2
FVTPL Securities	6	69
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	10,410	10,443
Derivative Liabilities
Derivative Liabilities	7,830	7,943
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	8,581	9,262
Derivative Liabilities
Derivative Liabilities	9,752	10,843
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	912	817
Derivative Liabilities
Derivative Liabilities	2,075	1,462
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	1,510	997
Derivative Liabilities
Derivative Liabilities	3,274	2,896
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	1	49
Derivative Liabilities
Derivative Liabilities	16	101
Valued using models (without observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	545	545
FVTPL Securities	1,911	1,984
FVOCI Securities	82	82
Business and Government Loans	1,561	1,736
Derivative Liabilities
Derivative Liabilities	1	1
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVOCI Securities	1	1
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	540	538
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	5	7
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities	1,911	1,984
FVOCI Securities	81	81
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities	$ 1	$ 1